Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Schedule of operating expenses by nature

For the years ended December 31,	2025	2024
Employee costs[2,3]	$26,943	$16,144
Office, insurance and other expenses	4,177	5,171
Professional services[3]	4,980	3,845
Total general administration and business development costs	$36,100	$25,160

1.Includes general administration costs and business development costs.

2.Includes stock-based compensation expense of $18.4 million (2024: $4.3 million), of which $12.5 million (2024: $1.5 million) related to mark-

to-market adjustments as a result of increases in the Company’s share price over the respective periods.

3.Certain costs have been presented within business development costs due to their nature.